Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of Restricted Stock Activity
A summary of restricted stock activity for the six months ended June 30, 2021 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2021	361,168	$0.016
Vested	(89,241)	—

Nonvested at June 30, 2021	271,927	$0.041

A summary of restricted stock activity for the year ended December 31, 2020 and period ended 2019 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Nonvested at March 1, 2019 (date of inception)	—	$—
Restricted stock granted	471,850	0.012
Vested	(95,943)	—

Nonvested at December 31, 2019	375,907	0.012
Restricted stock granted	173,552	0.07
Vested	(188,291)	—

Nonvested at December 31, 2020	361,168	$0.016